Segment information	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segment information	Segment information
The Group has two reportable segments: Premium and Ad-Supported. The Premium Service is a paid service in which customers can listen on-demand and offline. Revenue for the Premium segment is generated through subscription fees. The Ad-Supported Service is free to the user. Revenue for the Ad-Supported segment is primarily generated through the sale of advertising across the Group's music and podcast content. Royalty costs are primarily recorded in each segment based on specific rates for each segment agreed to with rights holders. Effective January 1, 2020, all podcast content costs are recorded in the Ad-Supported segment. Certain reclassifications have been made to the amounts for prior year in order to conform to the current year's presentation. The remaining royalties that are not specifically associated to either of the segments are allocated based on user activity or the revenue recognized in each segment. The operations of businesses acquired during each of the years ended December 31, 2019 and 2020 are included in the Ad-Supported segment. No operating segments have been aggregated to form the reportable segments.
Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	2020	2019	2018
	(in € millions)
Premium
Revenue	7,135	6,086	4,717
Cost of revenue	5,126	4,443	3,451
Gross profit	2,009	1,643	1,266
Ad-Supported
Revenue	745	678	542
Cost of revenue	739	599	455
Gross profit	6	79	87
Consolidated
Revenue	7,880	6,764	5,259
Cost of revenue	5,865	5,042	3,906
Gross profit	2,015	1,722	1,353
Reconciliation of gross profit
Operating expenses, finance income, and finance costs are not allocated to individual segments as these are managed on an overall group basis. The reconciliation between reportable segment gross profit to the Group’s loss before tax is as follows:

	2020	2019	2018
	(in € millions)
Segment gross profit	2,015	1,722	1,353
Research and development	(837)	(615)	(493)
Sales and marketing	(1,029)	(826)	(620)
General and administrative	(442)	(354)	(283)
Finance income	94	275	455
Finance costs	(510)	(333)	(584)
Share in losses of associate	—	—	(1)
Loss before tax	(709)	(131)	(173)
Revenue by country

	2020	2019	2018
	(in € millions)
United States	2,947	2,542	1,973
United Kingdom	836	727	576
Luxembourg	5	4	3
Other countries	4,092	3,491	2,707
	7,880	6,764	5,259
Premium revenue is attributed to a country based on where the membership originates. Ad-Supported revenue is attributed to a country based on where the advertising campaign is viewed. There are no countries that individually make up greater than 10% of total revenue included in “Other countries.”
Non-current assets by country
Non-current assets for this purpose consists of property and equipment and lease right-of-use assets.

	2020	2019	2018
	(in € millions)
Sweden	151	154	29
United States	504	525	142
United Kingdom	65	79	19
Other countries	37	22	7
	757	780	197
As of December 31, 2020, 2019, and 2018, the Group held no property and equipment in Luxembourg.